UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22970

Nuveen Dow 30SM Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

DIAX

Nuveen Dow 30SM Dynamic Overwrite Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.6%

	COMMON STOCKS – 93.8%

	Aerospace & Defense – 8.5%

210,000	Boeing Company, (4)	$27,499,500
210,000	United Technologies Corporation	18,687,900
	Total Aerospace & Defense	46,187,400

	Banks – 2.3%

210,000	JP Morgan Chase & Co.	12,803,700

	Beverages – 1.5%

210,000	Coca-Cola Company	8,425,200

	Capital Markets – 6.7%

210,000	Goldman Sachs Group, Inc., (4)	36,489,600

	Chemicals – 1.9%

42,000	Chemours Company	271,740
210,000	E.I. Du Pont de Nemours and Company, (4)	10,122,000
	Total Chemicals	10,393,740

	Communications Equipment – 1.0%

210,000	Cisco Systems, Inc., (4)	5,512,500

	Consumer Finance – 2.9%

210,000	American Express Company, (4)	15,567,300

	Diversified Telecommunication Services – 1.7%

210,000	Verizon Communications Inc.	9,137,100

	Food & Staples Retailing – 2.5%

210,000	Wal-Mart Stores, Inc., (4)	13,616,400

	Health Care Providers & Services – 4.5%

210,000	UnitedHealth Group Incorporated	24,362,100

	Hotels, Restaurants & Leisure – 3.8%

210,000	McDonald’s Corporation	20,691,300

	Household Products – 2.8%

210,000	Procter & Gamble Company, (4)	15,107,400
5,000	Spectrum Brands Inc.	457,550
	Total Household Products	15,564,950

	Industrial Conglomerates – 6.4%

210,000	3M Co., (4)	29,771,700
210,000	General Electric Company, (4)	5,296,200
	Total Industrial Conglomerates	35,067,900

	Insurance – 3.8%

210,000	Travelers Companies, Inc.	20,901,300

	IT Services – 8.3%

210,000	International Business Machines Corporation, (4)	30,443,700
210,000	Visa Inc., Class A	14,628,600
	Total IT Services	45,072,300

Nuveen Investments	1

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)				Value

	Machinery – 2.5%

210,000	Caterpillar Inc., (4)				$13,725,600

	Media – 3.9%

210,000	Walt Disney Company				21,462,000

	Oil, Gas & Consumable Fuels – 5.9%

210,000	Chevron Corporation, (4)				16,564,800
210,000	Exxon Mobil Corporation, (4)				15,613,500
	Total Oil, Gas & Consumable Fuels				32,178,300

	Pharmaceuticals – 6.7%

210,000	Johnson & Johnson				19,603,500
210,000	Merck & Company Inc.				10,371,900
210,000	Pfizer Inc.				6,596,100
	Total Pharmaceuticals				36,571,500

	Semiconductors & Semiconductor Equipment – 1.2%

210,000	Intel Corporation				6,329,400

	Software – 1.7%

210,000	Microsoft Corporation				9,294,600

	Specialty Retail – 4.4%

210,000	Home Depot, Inc.				24,252,900

	Technology, Hardware, Storage & Peripherals – 4.2%

210,000	Apple, Inc.				23,163,000

	Textiles, Apparel & Luxury Goods – 4.7%

210,000	Nike, Inc., Class B				25,823,700
	Total Common Stocks (cost $367,959,851)				512,593,790

Shares	Description (1),(2)				Value

	EXCHANGE-TRADED FUNDS – 5.8%

160,000	SPDR® Dow Jones® Industrial Average ETF Trust				$26,019,200
30,000	SPDR® S&P 500® ETF				5,748,900
	Total Exchange-Traded Funds (cost $35,076,091)				31,768,100
	Total Long-Term Investments (cost $403,035,942)				544,361,890

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.3%

	REPURCHASE AGREEMENTS – 1.4%

$7,468	Repurchase Agreement with Fixed Income Clearing Corporation, date 9/30/15, repurchase price $7,468,254, collateralized by $7,285,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $7,621,931	0.000%	10/01/15	N/A	$7,468,254

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.9%

5,000	U.S. Treasury Bills	0.000%	11/12/15	AAA	5,000,075
	Total Short-Term Investments (cost $12,467,544)				12,468,329
	Total Investments (cost $415,503,486) – 101.9%				556,830,219
	Other Assets Less Liabilities – (1.9)% (5)				(10,203,576)
	Net Assets – 100%				$546,626,643

2	Nuveen Investments

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Exchange-Traded/ Over-the-Counter	Counterparty	Notional Amount		Expiration Date	Strike Price	Value
(110)	3M Co.	Over-the-Counter	JPMorgan Chase	$(1,816,111	) (6)	10/01/15	$165.1010	$—
(110)	American Express Company	Over-the-Counter	HSBC	(914,760	) (6)	10/01/15	83.1600	—
(110)	Apple, Inc.	Over-the-Counter	HSBC	(1,476,255	) (6)	10/01/15	134.2050	—
(110)	Boeing Company	Over-the-Counter	HSBC	(1,632,730	) (6)	10/01/15	148.4300	—
(110)	Caterpillar Inc.	Over-the-Counter	HSBC	(998,327	) (6)	10/01/15	90.7570	—
(250)	CBOE SPX Volatility Index	Exchange-Traded	—	(750,000	) (6)	10/21/15	30.0000	(21,250)
(250)	CBOE SPX Volatility Index	Exchange-Traded	—	(625,000	) (6)	10/21/15	25.0000	(43,125)
(100,623)	Custom Basket1*	Over-the-Counter	BNP Paribas	(10,062,300	) (7)	10/15/15	103.0000	(43,660)
(110)	Chevron Corporation	Over-the-Counter	HSBC	(1,135,453	) (6)	10/01/15	103.2230	—
(110)	Cisco Systems, Inc.	Over-the-Counter	HSBC	(323,202	) (6)	10/01/15	29.3820	—
(110)	Coca-Cola Company	Over-the-Counter	HSBC	(461,736	) (6)	10/01/15	41.9760	—
(110)	E.I. Du Pont de Nemours and Company	Over-the-Counter	JPMorgan Chase	(752,692	) (6)	10/01/15	68.4265	—
(110)	Exxon Mobil Corporation	Over-the-Counter	UBS	(979,264	) (6)	10/01/15	89.0240	—
(110)	General Electric Company	Over-the-Counter	HSBC	(312,730	) (6)	10/01/15	28.4300	—
(110)	Goldman Sachs Group, Inc.	Over-the-Counter	JPMorgan Chase	(2,457,458	) (6)	10/01/15	223.4053	—
(110)	Home Depot, Inc.	Over-the-Counter	HSBC	(1,307,999	) (6)	10/01/15	118.9090	(54)
(110)	Intel Corporation	Over-the-Counter	HSBC	(357,984	) (6)	10/01/15	32.5440	—
(110)	International Business Machines Corporation	Over-the-Counter	JPMorgan Chase	(1,914,508	) (6)	10/01/15	174.0462	—
(110)	Johnson & Johnson	Over-the-Counter	HSBC	(1,147,102	) (6)	10/01/15	104.2820	—
(110)	JPMorgan Chase & Co.	Over-the-Counter	HSBC	(797,533	) (6)	10/01/15	72.5030	—
(110)	McDonald’s Corporation	Over-the-Counter	HSBC	(1,118,975	) (6)	10/01/15	101.7250	(2)
(110)	Merck & Company Inc.	Over-the-Counter	UBS	(670,066	) (6)	10/01/15	60.9151	—
(110)	Microsoft Corporation	Over-the-Counter	HSBC	(519,651	) (6)	10/01/15	47.2410	—
(65)	NASDAQ 100® Index	Exchange-Traded	—	(28,275,000	) (6)	11/20/15	4,350.0000	(325,650)
(110)	Nike, Inc.	Over-the-Counter	JPMorgan Chase	(1,271,395	) (6)	10/01/15	115.5814	(81,283)
(110)	Pfizer Inc.	Over-the-Counter	UBS	(394,648	) (6)	10/01/15	35.8771	—
(110)	Procter & Gamble Company	Over-the-Counter	UBS	(920,885	) (6)	10/01/15	83.7168	—
(70)	Russell 2000® Index	Exchange-Traded	—	(8,190,000	) (6)	11/20/15	1,170.0000	(53,550)
(120)	Russell 2000® Index	Exchange-Traded	—	(13,920,000	) (6)	11/20/15	1,160.0000	(123,600)
(220)	Russell 2000® Index	Exchange-Traded	—	(25,300,000	) (6)	11/20/15	1,150.0000	(293,700)
(90)	S&P 400® Index	Over-the-Counter	Deutsche Bank	(13,050,000	) (6)	10/14/15	1,450.0000	(8,359)
(575)	S&P 500® Index	Exchange-Traded	—	(113,562,500	) (6)	10/16/15	1,975.0000	(514,625)
(285)	S&P 500® Index	Exchange-Traded	—	(56,430,000	) (6)	10/16/15	1,980.0000	(190,950)
(290)	S&P 500® Index	Exchange-Traded	—	(57,710,000	) (6)	10/16/15	1,990.0000	(168,200)
(140)	S&P 500® Index	Exchange-Traded	—	(28,000,000	) (6)	11/20/15	2,000.0000	(233,100)
(100)	SPDR Dow Jones Industrial	Exchange-Traded	—	(1,650,000	) (6)	10/16/15	165.0000	(12,600)
(110)	Travelers Companies, Inc.	Over-the-Counter	UBS	(1,137,688	) (6)	10/01/15	103.4262	—
(110)	United Technologies Corporation	Over-the-Counter	HSBC	(1,305,645	) (6)	10/01/15	118.6950	—
(110)	UnitedHealth Group Incorporated	Over-the-Counter	JPMorgan Chase	(1,435,940	) (6)	10/01/15	130.5400	—
(110)	Verizon Communications Inc.	Over-the-Counter	UBS	(548,600	) (6)	10/01/15	49.8727	—
(110)	Visa Inc.	Over-the-Counter	Deutsche Bank	(790,350	) (6)	10/01/15	71.8500	(15)
(110)	Wal-Mart Stores, Inc.	Over-the-Counter	HSBC	(834,845	) (6)	10/01/15	75.8950	—
(110)	Walt Disney Company	Over-the-Counter	HSBC	(1,343,430	) (6)	10/01/15	122.1300	—
(106,378)	Total Options Written (premiums received $3,852,936)			$(388,602,762)				$(2,113,723)
*	The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of September 30, 2015.

Shares	Description	Value
15,250	Anadarko Petroleum Corporation	$(4,350)
8,750	Apple, Inc.	(4,416)
13,250	Chevron Corporation	(4,438)
21,000	Conocophillips	(4,309)
13,000	EOG Resources, Inc.	(4,348)
13,750	Exxon Mobil Corporation	(4,348)
73,000	Ford Motor Company	(4,534)
27,000	Halliburton Company	(4,337)
36,500	Twitter, Inc.	(4,303)
31,750	Yahoo!, Inc.	(4,277)
		$(43,660)

Nuveen Investments	3

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$512,593,790	$—	$—	$512,593,790
Exchange-Trade Funds	31,768,100	—	—	31,768,100
Short-Term Investments:
Repurchase Agreements	—	7,468,254	—	7,468,254
U.S. Government and Agency Obligations	—	5,000,075	—	5,000,075
Investments in Derivatives:
Options Written	(1,980,350)	(133,373)	—	(2,113,723)
Total	$542,381,540	$12,334,956	$—	$554,716,496

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mart-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $415,712,425.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$151,958,175
Depreciation	(10,840,381)
Net unrealized appreciation (depreciation) of investments	$141,117,794

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http:// www.sec.gov.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.

ETF	Exchange-Traded Fund

N/A	Not applicable

4	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Dow 30SM Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015